SEGMENT INFORMATION (Schedule of Interest Income and Interest Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Income
Interest income earned	$ 36	$ 464	$ 736
Non-cash financial income		233	1,388
Inter-segment interest income
Total	36	697	2,124
Interest Expense
Interest on finance leases	896	947	39
Interest on tax audit settlement (Note 6)		1,000
Cash interest on exchangeable notes	3,996	3,996	4,352
Non-cash interest on exchangeable notes (Note 25)	643	639	689
Non-cash financial expense	1,216
Inter-segment interest expense
Total	6,751	6,582	5,080
Americas [Member]
Interest Income
Interest income earned	9	47	32
Non-cash financial income
Inter-segment interest income
Total	9	47	32
Interest Expense
Interest on finance leases	290	294	7
Interest on tax audit settlement (Note 6)
Cash interest on exchangeable notes
Non-cash interest on exchangeable notes (Note 25)
Non-cash financial expense
Inter-segment interest expense	6,668	4,853	4,853
Total	6,958	5,147	4,860
Ireland [Member]
Interest Income
Interest income earned	27	417	704
Non-cash financial income		233	1,388
Inter-segment interest income	3,656
Total	3,683	650	2,092
Interest Expense
Interest on finance leases	606	653	32
Interest on tax audit settlement (Note 6)		1,000
Cash interest on exchangeable notes	3,996	3,996	4,352
Non-cash interest on exchangeable notes (Note 25)	643	639	689
Non-cash financial expense	1,216
Inter-segment interest expense	363
Total	6,824	6,288	5,073
Rest of world Other [Member]
Interest Income
Interest income earned
Non-cash financial income
Inter-segment interest income	4,853	4,853	4,853
Total	4,853	4,853	4,853
Interest Expense
Interest on finance leases
Interest on tax audit settlement (Note 6)
Cash interest on exchangeable notes
Non-cash interest on exchangeable notes (Note 25)
Non-cash financial expense
Inter-segment interest expense	1,478
Total	1,478
Eliminations [Member]
Interest Income
Interest income earned
Non-cash financial income
Inter-segment interest income	(8,509)	(4,853)	(4,853)
Total	(8,509)	(4,853)	(4,853)
Interest Expense
Interest on finance leases
Interest on tax audit settlement (Note 6)
Cash interest on exchangeable notes
Non-cash interest on exchangeable notes (Note 25)
Non-cash financial expense
Inter-segment interest expense	(8,509)	(4,853)	(4,853)
Total	$ (8,509)	$ (4,853)	$ (4,853)